Acquisition of ALP Maritime Services B.V. (Tables)	6 Months Ended
Jun. 30, 2014
Business Combinations [Abstract]
Fair Values of Assets Acquired and Liabilities Assumed by Partnership

The following table summarizes the preliminary estimates of fair values of the ALP assets acquired and liabilities assumed by the Partnership on the acquisition date.

(in thousands of U.S. dollars)	As at March 14, 2014 $
ASSETS
Cash and cash equivalents	294
Other current assets	404
Advances on newbuilding contracts	164
Other assets - long-term	395
Goodwill (towage segment)	2,032

Total assets acquired	3,289

LIABILITIES
Current liabilities	387
Other long-term liabilities	286

Total liabilities assumed	673

Net assets acquired	2,616

Consideration	2,616

Consolidated Pro Forma Financial Information

The following table shows comparative summarized consolidated pro forma financial information for the Partnership for the six months ended June 30, 2014 and 2013, giving effect to the Partnership’s acquisition of ALP as if it had taken place on January 1, 2013:

	Pro Forma	Pro Forma
	Six Months	Six Months
	ended	ended
	June 30, 2014	June 30, 2013
(in thousands of U.S dollars, except per unit data)	$	$
Revenues	500,771	440,857
Net income	5,061	80,712
Limited partners’ interest in net (loss) income per common unit - basic	(0.13)	0.85
Limited partners’ interest in net (loss) income per common unit - diluted	(0.13)	0.85